MARKETABLE SECURITIES (Schedule of available-for-sale marketable securities) (Details) - U.S. Treasury [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	$ 9,276	$ 23,618
Gross unrealized gains	8	11
Gross unrealized losses	0	0
Fair value	$ 9,284	$ 23,629